Related Party Balances and Transactions (Details Narrative)			12 Months Ended
	Mar. 01, 2023 USD ($) integer	Jul. 13, 2021 USD ($) integer	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Due to related parties			$ 11,576	$ 872,723
Rent Income			0	111,317	$ 89,039
Mr. Wangfeng Yan, and his affiliates
Due to related parties			11,576	142,065
Mr. Zhengyu Wang and his affiliates
Due to related parties				730,658
Tantech Bamboo [Member] | Represents the information pertaining to Zhejiang Nongmi Food Co., Ltd. ("Nongmi Food").
Production facilities square meters | integer		1,180
Monthly rent expense		$ 2,100
Rent Income			0	64,231	23,001
Tantech Bamboo [Member] | Represents the information pertaining to Zhejiang Nongmi Biotechnology Co., Ltd. ("Nongmi Biotechnology") .
Production facilities square meters | integer		1,914
Monthly rent expense		$ 5,300
Rent Income			0	28,149	66,038
Tantech Bamboo [Member] | Represents the information pertaining to Zhejiang Nongmi Ecological Technology Co., Ltd ("Nongmi Ecological")
Production facilities square meters | integer	479
Monthly rent expense	$ 1,700
Rent Income			$ 0	$ 18,937	$ 0